Fair Value Measurements - Gains and Losses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total	$ (283)	$ 1,998	$ 136
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Total	(1,551)	342	(3,204)
Trading account liabilities – Corporate securities and other
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in Unrealized Gains (losses) relating to liabilities still held at reporting date	1		4
Corporate securities, trading loans and other
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Liabilities	1	10	4
Accrued expenses and other liabilities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Liabilities	2	30	(4)
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in Unrealized Gains (losses) relating to liabilities still held at reporting date	1		(2)
Long-term debt
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Liabilities	49	13	(307)
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in Unrealized Gains (losses) relating to liabilities still held at reporting date	(8)	(36)	(309)
Corporate securities, trading loans and other
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	180	242	195
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	69	(130)	(19)
Equity securities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0	74	31
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	(8)	40	17
Non-U.S. sovereign debt
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	30	50	8
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	31	80	20
Mortgage trading loans and ABS
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	199	53	215
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	79	(174)	36
Trading Securities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	409	419	449
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	171	(184)	54
Derivative assets
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	463	(304)	(221)
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	(87)	(1,340)	(2,326)
Non-agency residential
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	(2)		(69)
Non-U.S. securities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	(7)	5
Corporate/Agency bonds
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings			(2)
Other taxable securities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	9	9	23
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date			2
Tax-exempt securities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	8	3	61
Available-for-sale Securities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	8	17	13
Loans and leases
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	69	98	334
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	76	118	214
Mortgage servicing rights
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	(1,231)	1,941	(430)
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	(1,753)	1,541	(1,100)
Loans Held-for-Sale
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	45	62	352
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	(4)	63	280
Other assets
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	(98)	(288)	(54)
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	52	180	(21)
Trading Account Profits (Losses)
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total	(7)	(750)	(2,886)
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Total	(95)	(1,563)	(2,858)
Trading Account Profits (Losses) | Trading account liabilities – Corporate securities and other
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in Unrealized Gains (losses) relating to liabilities still held at reporting date	1		4
Trading Account Profits (Losses) | Corporate securities, trading loans and other
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Liabilities	1	10	4
Trading Account Profits (Losses) | Accrued expenses and other liabilities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Liabilities	0	0	0
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in Unrealized Gains (losses) relating to liabilities still held at reporting date	0		0
Trading Account Profits (Losses) | Long-term debt
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Liabilities	78	45	(133)
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in Unrealized Gains (losses) relating to liabilities still held at reporting date	29	(4)	(136)
Trading Account Profits (Losses) | Corporate securities, trading loans and other
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	180	242	195
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	69	(130)	(19)
Trading Account Profits (Losses) | Equity securities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings		74	31
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	(8)	40	17
Trading Account Profits (Losses) | Non-U.S. sovereign debt
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	30	50	8
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	31	80	20
Trading Account Profits (Losses) | Mortgage trading loans and ABS
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	199	53	215
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	79	(174)	36
Trading Account Profits (Losses) | Trading Securities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	409	419	449
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	171	(184)	54
Trading Account Profits (Losses) | Derivative assets
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	(475)	(1,224)	(3,208)
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	(276)	(1,375)	(2,782)
Trading Account Profits (Losses) | Non-agency residential
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0		0
Trading Account Profits (Losses) | Non-U.S. securities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0	0
Trading Account Profits (Losses) | Corporate/Agency bonds
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings			0
Trading Account Profits (Losses) | Other taxable securities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0	0	2
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date			2
Trading Account Profits (Losses) | Tax-exempt securities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0	0	0
Trading Account Profits (Losses) | Available-for-sale Securities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0	0	2
Trading Account Profits (Losses) | Loans and leases
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0	0	0
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	0	0	0
Trading Account Profits (Losses) | Mortgage servicing rights
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	(6)	0	0
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	(6)	0	0
Trading Account Profits (Losses) | Loans Held-for-Sale
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	(14)	0	0
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	(14)	0	0
Trading Account Profits (Losses) | Other assets
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0	0	0
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	0	0	0
Mortgage Banking Income (Loss)
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total	(470)	2,984	2,631
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Total	(1,712)	1,721	(603)
Mortgage Banking Income (Loss) | Trading account liabilities – Corporate securities and other
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in Unrealized Gains (losses) relating to liabilities still held at reporting date	0		0
Mortgage Banking Income (Loss) | Corporate securities, trading loans and other
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Liabilities	0	0	0
Mortgage Banking Income (Loss) | Accrued expenses and other liabilities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Liabilities	0	30	0
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in Unrealized Gains (losses) relating to liabilities still held at reporting date	0		0
Mortgage Banking Income (Loss) | Long-term debt
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Liabilities	0	0	0
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in Unrealized Gains (losses) relating to liabilities still held at reporting date	0	0	0
Mortgage Banking Income (Loss) | Corporate securities, trading loans and other
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0	0	0
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	0	0	0
Mortgage Banking Income (Loss) | Equity securities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings		0	0
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	0	0	0
Mortgage Banking Income (Loss) | Non-U.S. sovereign debt
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0	0	0
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	0	0	0
Mortgage Banking Income (Loss) | Mortgage trading loans and ABS
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0	0	0
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	0	0	0
Mortgage Banking Income (Loss) | Trading Securities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0	0	0
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	0	0	0
Mortgage Banking Income (Loss) | Derivative assets
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	834	927	2,987
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	85	42	456
Mortgage Banking Income (Loss) | Non-agency residential
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0		0
Mortgage Banking Income (Loss) | Non-U.S. securities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0	0
Mortgage Banking Income (Loss) | Corporate/Agency bonds
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings			0
Mortgage Banking Income (Loss) | Other taxable securities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0	0	0
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date			0
Mortgage Banking Income (Loss) | Tax-exempt securities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0	0	0
Mortgage Banking Income (Loss) | Available-for-sale Securities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0	0	0
Mortgage Banking Income (Loss) | Loans and leases
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0	(38)	0
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	0	(34)	0
Mortgage Banking Income (Loss) | Mortgage servicing rights
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	(1,225)	1,941	(430)
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	(1,747)	1,541	(1,100)
Mortgage Banking Income (Loss) | Loans Held-for-Sale
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0	2	148
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	0	6	112
Mortgage Banking Income (Loss) | Other assets
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	(79)	122	(74)
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	(50)	166	(71)
Other
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total	194	(236)	391
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Total	256	184	257
Other | Trading account liabilities – Corporate securities and other
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in Unrealized Gains (losses) relating to liabilities still held at reporting date	0		0
Other | Corporate securities, trading loans and other
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Liabilities	0	0	0
Other | Accrued expenses and other liabilities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Liabilities	2	0	(4)
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in Unrealized Gains (losses) relating to liabilities still held at reporting date	1		(2)
Other | Long-term debt
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Liabilities	(29)	(32)	(174)
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in Unrealized Gains (losses) relating to liabilities still held at reporting date	(37)	(32)	(173)
Other | Corporate securities, trading loans and other
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0	0	0
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	0	0	0
Other | Equity securities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings		0	0
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	0	0	0
Other | Non-U.S. sovereign debt
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0	0	0
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	0	0	0
Other | Mortgage trading loans and ABS
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0	0	0
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	0	0	0
Other | Trading Securities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0	0	0
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	0	0	0
Other | Derivative assets
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	104	(7)	0
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	104	(7)	0
Other | Non-agency residential
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	(2)		(69)
Other | Non-U.S. securities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	(7)	5
Other | Corporate/Agency bonds
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings			(2)
Other | Other taxable securities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	9	9	21
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date			0
Other | Tax-exempt securities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	8	3	61
Other | Available-for-sale Securities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	8	17	11
Other | Loans and leases
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	69	136	334
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	76	152	214
Other | Mortgage servicing rights
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0	0	0
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	0	0	0
Other | Loans Held-for-Sale
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	59	60	204
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	10	57	168
Other | Other assets
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	(19)	(410)	20
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	102	14	50
Equity investments | Net derivative assets and other assets
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	86	77
Equity investments | Other assets
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings			97
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	$ 170	$ 53	$ 141